SCHEDULE OF NUMBER AND WEIGHTED AVERAGE REMAINING CONTRACTUAL LIFE OF OUTSTANDING SHARE OPTIONS (Details) - Post-consolidation Basis [Member]	12 Months Ended
	Dec. 31, 2021 shares $ / shares
IfrsStatementLineItems [Line Items]
Options outstanding	15,054,597
Options exercisable	15,054,597
Weighted average remaining contractual life (years)	3 years 11 months 12 days
Options Expiring February 21, 2022 [Member]
IfrsStatementLineItems [Line Items]
Options outstanding	40,625	[1]
Options exercisable	40,625	[1]
Exercise price | $ / shares	$ 1.20	[1]
Weighted average remaining contractual life (years)	0 years	[1]
Options Expiring February 28, 2023 [Member]
IfrsStatementLineItems [Line Items]
Options outstanding	35,000
Options exercisable	35,000
Exercise price | $ / shares	$ 1.20
Weighted average remaining contractual life (years)	0 years
Options Expiring February 24, 2025 [Member]
IfrsStatementLineItems [Line Items]
Options outstanding	5,800,000
Options exercisable	5,800,000
Exercise price | $ / shares	$ 0.16
Weighted average remaining contractual life (years)	1 year 2 months 19 days
Options Expiring August 19, 2025 [Member]
IfrsStatementLineItems [Line Items]
Options outstanding	1,200,000
Options exercisable	1,200,000
Exercise price | $ / shares	$ 0.09
Weighted average remaining contractual life (years)	3 months 14 days
Options Expiring February 25, 2026 [Member]
IfrsStatementLineItems [Line Items]
Options outstanding	2,985,000
Options exercisable	2,985,000
Exercise price | $ / shares	$ 0.32
Weighted average remaining contractual life (years)	9 months 29 days
Options Expiring October 25, 2026 [Member]
IfrsStatementLineItems [Line Items]
Options outstanding	4,993,972
Options exercisable	4,993,972
Exercise price | $ / shares	$ 0.40
Weighted average remaining contractual life (years)	1 year 7 months 9 days

[1]	Subsequently expired, unexercised.